Expense Example - FidelityMunicipalIncomeFund-RetailPRO - FidelityMunicipalIncomeFund-RetailPRO - Fidelity Municipal Income Fund - Fidelity Municipal Income Fund	Mar. 01, 2024 USD ($)
Expense Example:
1 year	$ 45
3 years	141
5 years	246
10 years	$ 555